Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2022	$ 8,345	$ (10,269)	$ 30,442	$ (7,741)	$ 58,909	$ 79,686
Net earnings	0	0	0	0	21,344	21,344
Net current period other comprehensive income	0	9,952	0	0	0	9,952
Issuance of restricted stock	8	0	(8)	0	0	0
Paid in capital – restricted stock units	0	0	303	0	0	303
Shares issued - Plateplus business combination	516	0	4,268	0	0	4,784
Repurchase of shares	0	0	0	(37)	0	(37)
Cash dividends	0	0	0	0	(600)	(600)
Balance at Mar. 31, 2023	8,869	(317)	35,005	(7,778)	79,653	115,432
Net earnings	0	0	0	0	17,345	17,345
Net current period other comprehensive income	0	317	0	0	0	317
Issuance of restricted stock	4	0	(4)	0	0	0
Paid in capital – restricted stock units	0	0	246	0	0	246
Repurchase of shares	0	0	0	(5,151)	0	(5,151)
Cash dividends	0	0	0	0	(714)	(714)
Balance at Mar. 31, 2024	$ 8,873	$ 0	$ 35,247	$ (12,929)	$ 96,284	$ 127,475